Supplement to the
Fidelity® Convertible Securities Fund
January 28, 2023
Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Portfolio Manager) has managed the fund since 2016.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity® Convertible Securities Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
Adam Kramer is Co-Portfolio Manager of Fidelity® Convertible Securities Fund, which he has managed since 2016.  He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Kramer has worked as a research analyst, portfolio assistant, and portfolio manager.
CVS-PSTK-1123-125 1.483705.125	November 9, 2023
Supplement to the
Fidelity® Convertible Securities Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Portfolio Manager) has managed the fund since 2016.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
Effective January 1, 2024, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Rick Gandhi is Co-Portfolio Manager of Fidelity® Convertible Securities Fund, which he has managed since 2024.  He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Gandhi has worked as a research analyst and portfolio manager.
Adam Kramer is Co-Portfolio Manager of Fidelity® Convertible Securities Fund, which he has managed since 2016.  He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Kramer has worked as a research analyst, portfolio assistant, and portfolio manager.
ACVS-PSTK-1123-116 1.900369.116	November 9, 2023